VACATION OWNERSHIP INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
VACATION OWNERSHIP INVENTORY
Completed unsold VOIs	$ 46,379	$ 53,434
Land held for development	627	627
Inventory, Net, Total	$ 47,006	$ 54,061